Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Gold Reserve Inc.
Entity Central Index Key	0001072725
Entity Address, Address Line One	999 West Riverside Avenue, Suite 401
Entity Address, City or Town	Spokane
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99201
City Area Code	(509)
Local Phone Number	623-1500
Audited Annual Financial Statements	true
Entity Emerging Growth Company	false